Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Number of employees share option plan, anti-dilutive	470,000	530,000	570,000